Accounts Receivable - Movements in Provision for Impairment of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
At beginning of the year	¥ 4,053	¥ 4,771	¥ 2,023
Provision for impairment of accounts receivable	226	561	2,813
Reversal of provision for impairment of accounts receivable	(1,604)	(1,178)	(7)
Receivables written off as uncollectible	(244)	(101)	(58)
At end of the year	¥ 2,431	¥ 4,053	¥ 4,771